PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of property and equipment

	Buses Available for Lease (a)	Office Equipment	Right-of-Use Asset	Vehicles	Land	Plant and Equipment (b)	Total
	$	$	$	$	$	$	$
Cost
At December 31, 2021	3,889	1,464	620	782	1,760	4,434	12,949
Additions	9	1,093	2,242	390	—	9,821	13,555
Disposals	(285)	(6)	—	—	—	—	(291)
Foreign exchange	(229)	(295)	(162)	(73)	—	—	(759)
At December 31, 2022	3,384	2,256	2,700	1,099	1,760	14,255	25,454
Additions	258	149	197	813	—	731	2,148
Disposals	—	—	—	(47)	—	—	(47)
Foreign exchange	88	46	67	35	—	—	236

At December 31, 2023	3,730	2,451	2,964	1,900	1,760	14,986	27,791

Accumulated Amortization
At December 31, 2021	839	333	504	439	—	—	2,115
Disposals	(22)	(1)	—	—	—	—	(23)
Depreciation	388	88	403	36	—	—	915
Foreign exchange	(64)	(26)	(46)	(30)	—	—	(166)
At December 31, 2022	1,141	394	861	445	—	—	2,841
Disposals	—	—		(37)	—	—	(37)
Depreciation	370	114	463	39	—	182	1,168
Foreign exchange	35	11	29	10	—	—	85

At December 31, 2023	1,546	519	1,353	457	—	182	4,057

Carrying Value
December 31, 2022	2,243	1,862	1,839	654	1,760	14,255	22,613
December 31, 2023	2,184	1,932	1,611	1,443	1,760	14,804	23,734